Dividends (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2017 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Dividends
Dividend payable			$ 1,463,417	¥ 10,160,503		¥ 7,499,998
Dividend payable, noncontrolling interest holder					¥ 10,160,503
Scepter Pacific Limited
Dividends
Dividend payable							¥ 31,500,000
Dividend paid		¥ 24,000,002
Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou")
Dividends
Dividend payable					¥ 67,736,687
Dividend paid	¥ 67,736,687